Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings.
Borrowings

22.Borrowings

	2022	2021
	$’000	$'000
Non-current
Senior Notes	1,920,783	1,916,062
Bank borrowings	985,505	485,409
	2,906,288	2,401,471

Current
Senior Notes	27,060	27,195
Bank borrowings	213,576	177,216
Letters of credit	197,478	3,208
	438,114	207,619

Total borrowings	3,344,402	2,609,090

Reconciliation of cash and non-cash changes

	2022	2021	2020
	$’000	$’000	$’000

Opening balance – January 1	2,609,090	2,203,209	2,055,878
Additions through business combination (note 31)	—	6,457	46,356
Interest expense (note 11)	256,208	174,876	177,737
Interest paid	(234,567)	(168,285)	(167,938)
Bank loans and bond proceeds received (net of transaction costs)	1,263,272	1,076,063	232,219
Bank loans and bonds repaid	(506,504)	(653,504)	(99,903)
Bank overdraft	—	3,208	—
Other transaction costs	(19,911)	(38,597)	(5,561)
Foreign exchange and other movements	(23,186)	5,663	(35,579)
Closing balance – December 31	3,344,402	2,609,090	2,203,209

22.1Analysis of borrowings

Debt is made up of the following:

					2022	2021
	Currency	Maturity date	Interest rate		$’000	$’000

Senior notes
IHS Holding Limited	US Dollar	2026	5.63%		497,861	496,850
IHS Holding Limited	US Dollar	2028	6.25%		497,979	497,367
IHS Netherlands Holdco B.V.	US Dollar	2027	8.00%		952,003	949,042

Bank borrowings
IHS Holding Term Loan	US Dollar	2025	3.75	% + CAS + 3M SOFR	368,630	—
IHS (Nigeria) Limited	Nigerian Naira	2023	12.50	-18.00%	57,448	—
INT Towers Ltd	Nigerian Naira	2024	2.50	% + 3M NIBOR	191,188	284,882
INT Towers Ltd	US Dollar	2024	4.25	% + 3M LIBOR	—	92,769
IHS Côte d'Ivoire Ltd	CFA Franc	2024	5.00%		18,854	31,627
IHS Côte d'Ivoire Ltd	Euro	2024	3.00	% + 3M EURIBOR	14,217	24,156
IHS Zambia Ltd	US Dollar	2027	5.00	% + 3M LIBOR	94,596	93,164
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2029	3.65	% + CDI	68,591	69,768
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real	2028	3.05	% + CDI	82,928	—
I-Systems Soluções de Infraestrutura S.A.	Brazilian Real	2030	2.45	% + CDI	38,542	—
IHS Kuwait Limited	Kuwait Dinar	2029	2.00	% + 3M KIBOR	66,251	66,257
IHS Towers South Africa Proprietary Limited	South African Rand	2029	2.75	% + 3M JIBAR	197,836	—

Letters of credit
IHS (Nigeria) Limited	US Dollar	2023	8.95	- 12.05%	66,047	—
INT Towers Ltd	US Dollar	2023	9.50	- 11.70%	128,063	—
ITNG Limited	US Dollar	2023	12.05%		987	—
Global Independent Connect Limited	US Dollar	2023	12.05%		1,330	—
Global Independent Connect Limited	Chinese Yuan	2023	8.97%		1,051	3,208

					3,344,402	2,609,090

i.Senior Notes

IHS Holding Limited

At December 31, 2022, there was an aggregate principal amount outstanding of the $500 million 5.625% Senior Notes due 2026 (the “2026 Notes”) and the $500 million 6.250% Senior Notes due 2028 (the “2028 Notes”), in each case issued by the Company and which listed on The International Stock Exchange (TISE). These notes were originally issued on November 29, 2021 and are guaranteed by certain other members of the group.

The 2026 Notes and 2028 Notes have a tenor of five years and seven years, respectively, interest is payable semi-annually in arrear on May 29 and November 29 of each year, beginning on May 29, 2022 and the principal is repayable in full on maturity.

The 2026 Notes and 2028 Notes have early redemption features whereby IHS Holding Limited has the right to redeem the relevant notes before the maturity date, and the holders hold a right to request the early settlement of the Notes, in certain circumstances. The value of these options are disclosed in note 18.

IHS Netherlands Holdco B.V.

At December 31, 2022, there was an aggregate principal amount outstanding of $940 million of the 8.0% Senior Notes due 2027 (the “2027 Notes”) issued by IHS Netherlands Holdco B.V., and which are listed on The International Stock Exchange (TISE).

IHS Netherlands Holdco B.V. initially issued $800 million in aggregate principal amount of the 2027 Notes pursuant to a Senior Notes Indenture dated September 18, 2019 between, inter alios,  -the Issuer (IHS Netherlands Holdco B.V.), the Guarantors (each of IHS Netherlands NG1 B.V., IHS Nigeria Limited, IHS Netherlands NG2 B.V., IHS Towers NG Limited, INT Towers Limited and Nigeria Tower Interco B.V.) and the Trustee (Citibank N.A., London branch). On July 31, 2020 the Company issued an additional $140 million in aggregate principal amount of the 2027 Notes.

In June 2021, pursuant to a successful consent solicitation, IHS Netherlands Holdco B.V. also effected certain amendments to the indenture governing the notes to, among other things, expand the “restricted group” to encompass IHS Holding Limited (as parent guarantor) and all of IHS Holding Limited’s subsidiaries (which would then be subject to the covenants and events of default under the indenture), and to make certain other consequential changes to the negative covenants and restrictions resulting from the larger group structure.

The 2027 Notes have a tenor of eight years from September 18, 2019, with interest payable semi-annually in arrear on March 18 and September 18 of each year, beginning on March 18, 2020 and principal repayable in full on maturity.

The 2027 Notes have early redemption features whereby the issuer has the right to redeem the relevant notes before the maturity date, and the holders hold a right to request the early settlement of the Notes, in certain circumstances. The value of these options are disclosed in note 18.

ii.Bank borrowings – new facilities, facility amendments and drawdowns during the reporting period

The Group is in compliance with the restrictive debt covenants related to the listed bonds and covenants related to external borrowings as at year end.

IHS Holding (2020) Revolving Credit Facility

IHS Holding Limited entered into a $270.0 million revolving credit facility agreement, originally dated March 30, 2020 (as amended and/or restated from time to time, including pursuant to an amendment and restatement agreement dated June 2, 2021) (the “IHS Holding RCF”) and entered into between, amongst others, IHS Holding Limited as borrower, IHS Netherlands Holdco B.V., IHS Netherlands NG1 B.V., IHS Towers NG Limited, IHS Netherlands NG2 B.V., Nigeria Tower Interco B.V., INT Towers Limited and IHS Nigeria as guarantors, Citibank Europe PLC, UK Branch as facility agent and certain financial institutions listed therein as original lenders.

In September 2022, in accordance with the terms of the agreement, the IHS Holding RCF termination date was extended for a period of two years after its original termination date to 30 March 2025.  As of December 31, 2022, the IHS Holding RCF remained undrawn and had $270.0 million in available borrowing capacity, which could be increased to up to $300.0 million.

IHS Holding (2021) Bridge Facility

IHS Holding Limited entered into a $500.0 million bridge facility agreement originally dated August 10, 2021 (as amended and/or restated from time to time, the “IHS Holding Bridge Facility”). The IHS Holding Bridge Facility is denominated in U.S. dollars and is governed by English law. Funds borrowed under the IHS Holding Bridge Facility could only be applied toward certain acquisitions listed therein.

The interest rate under the IHS Holding Bridge Facility was equal to a compounded reference rate based on SOFR (calculated on a five RFR banking day lookback) and a credit adjustment spread plus a margin (ranging from 3.50% to 6% per annum over the duration of the IHS Holding Bridge Facility, based on the relevant margin step-up date). IHS Holding Limited also paid certain other fees and costs, including agent fees.

The IHS Holding Bridge Facility termination date was extended for a period of six months after its original termination date to February 10, 2023. In May 2022, the total commitments under the IHS Holding Bridge Facility were reduced by $38.6 million. As at December 31, 2022, this facility has been fully repaid.

IHS Holding (2022) Bullet Term Loan Facility

IHS Holding Limited entered into a $600.0 million term loan agreement on October 28, 2022 (as amended and/or restated from time to time, the “IHS Holding 2022 Term Loan”).

The interest rate per annum applicable to loans made under the IHS Holding 2022 Term Loan is equal to Term SOFR, a credit adjustment spread plus a margin of 3.75% per annum. IHS Holding Limited also pays certain other fees and costs, including fees for undrawn commitments, arrangement fees and fees to the facility agent. The IHS Holding 2022 Term Loan is denominated in U.S. dollars and is governed by English law.

As of December 31, 2022, $370.0 million of the IHS Holding 2022 Term Loan was drawn. The majority of the proceeds of the drawdown were applied toward the prepayment of the IHS Holding Bridge Facility of $280.0 million (plus accrued interest) and the U.S. dollar tranche of the Nigeria 2019 Facility of $75.6 million (plus accrued interest and break costs). The undrawn portion can be applied toward general corporate purposes and is available for up to 12 months from the date of the agreement.

Nigeria (2019) term loan

IHS Netherlands Holdco B.V., IHS Nigeria, IHS Towers NG Limited, INT Towers and IHS Holding Limited entered into a term loan agreement, originally dated September 3, 2019 (and as amended and/or restated from time to time, including pursuant to an amendment and restatement agreement dated September 29, 2021) (the “Nigeria 2019 Facility”), and between, amongst others, IHS Netherlands Holdco B.V. as holdco and guarantor; IHS Nigeria, IHS Towers NG Limited and INT Towers as borrowers and guarantors; each of IHS Holding Limited, IHS Netherlands NG1 B.V., IHS Nigeria, IHS Netherlands NG2 B.V., IHS Towers NG Limited, Nigeria Tower Interco B.V. and INT Towers as guarantors; Ecobank Nigeria Limited as agent and certain financial institutions listed therein as original lenders.

In  November 2022, we prepaid the full remaining principal amount of the U.S. dollar tranche of the loan of $75.6 million (plus accrued interest and break costs) using the proceeds received following the initial drawdown under the IHS Holding 2022 Term Loan.

As of December 31, 2022, the Naira facility had ₦88.3 billion (approximately $191.4 million) outstanding.

IHS (Nigeria) Local Facilities

IHS (Nigeria) Limited has entered into two local currency facilities, each governed by Nigerian law, as follows:

a)	a NGN 16.1 billion (approximately $34.9 million) facility in March 2022 and guaranteed by each of IHS Holding Limited, INT Towers Limited and IHS Towers NG Limited. The applicable interest rate is 12.5% per annum and funds borrowed under the facility are to be applied towards general corporate purposes (the “IHSN NG1 Facility”). The IHSN NG1 Facility will terminate in March 2023 and was fully drawn down in April 2022; and
b)	a NGN 10.0 billion (approximately $21.7 million) facility in May 2022 and guaranteed by each of IHS Holding Limited, INT Towers Limited and IHS Towers NG Limited (the “IHSN NG2 Facility” and, together with the IHSN NG1 Facility, the “IHS Nigeria Local Facilities”). The applicable interest rate is 18.0% per annum and funds borrowed under the facility are to be applied towards working capital requirements. The IHSN NG2 Facility will terminate in July 2023 and was fully drawn down in July 2022.

IHS Côte d’Ivoire S.A. Facility

On June 2022, the IHS Côte d’Ivoire S.A. Facility was amended and restated. As a result of the amendment and restatement, the termination date has been extended to June 2024 with the facility fully drawn down in 2017.

IHS Brasil - Cessão de Infraestruturas S.A. Facilities

IHS Brasil - Cessão de Infraestruturas S.A. also entered into a BRL 495.0 million (approximately $94.9 million) credit agreement originally dated April 18, 2022 (as amended and/or restated from time to time, the “GTS Facility”), which is guaranteed by Skysites Americas S.A., IHS Centennial Brasil Torres de Telecomunicacoes Ltda and IHS SP Locação de Infraestrutura Ltd.

The GTS Facility has an interest rate of CDI plus a margin of 3.05% (assuming a 252-day calculation basis) and will terminate in April 2028. The GTS Facility was fully drawn down in April 2022.

I-Systems Facility

I-Systems Soluções de Infraestrutura S.A. (I-Systems) entered into a BRL 200.0 million (approximately $38.3 million) credit agreement, originally dated October 3, 2022 (as amended and/or restated from time to time, the “I-Systems Facility”). The I-Systems Facility has an interest rate of CDI plus 2.45% (assuming a 252-day calculation basis), will terminate in October 2030. The facility was fully drawn down in October 2022.

On October 13, 2022, Itaú Unibanco S.A. provided an additional commitment in an aggregate amount of BRL 200.0 million (approximately $38.3 million) on the same terms, available in two tranches. The first tranche of BRL 80.0 million (approximately $15.3 million) was drawn down in February 2023 with an interest rate of CDI plus 2.45% (assuming a 252-day calculation basis), and the second tranche is available to draw down until March 31, 2023 with an interest rate of CDI plus 2.50% (assuming a 252-day calculation basis). Commitment fees of between 2.00% and 2.15% p.a. are payable quarterly on undrawn amounts.

IHS South Africa Facility

IHS Towers South Africa Proprietary Limited (“IHS SA”) entered into a ZAR 3,470.0 million (approximately $204.3 million) facility agreement originally dated May 26, 2022 (as amended and/or restated from time to time) (the “IHS SA Facility”), with, amongst others, certain financial institutions listed therein as original lenders. The IHS SA Facility is governed by South African law and funds borrowed under the facility were partly applied toward the payment of consideration owed pursuant to the MTN SA Acquisition. The undrawn portion can be applied toward capital expenditure and general corporate purposes and is available for up to 24 months from the signature date of the agreement.

The IHS SA Facility has an interest rate of 2.75% plus 3 Month JIBAR, and contains customary information and negative covenants, as well as requirements for IHS SA to observe certain customary affirmative covenants (subject to certain agreed exceptions and materiality carve-outs) and maintain specified net debt to EBITDA ratios and interest coverage ratios.

The IHS SA Facility will terminate in May 2029. As of December 31, 2022, ZAR 3,400.0 million (approximately $200.2 million) of this facility has been drawn.

IHS Kuwait Facility

On August 17, 2022, IHS Kuwait Limited drew down a further KWD 0.3 million (approximately $1.0 million), from its available credit line pursuant to the loan agreement originally dated April 19, 2020 with a total commitment of the KWD equivalent of $85.0 million. This facility will terminate in April 2029, and as at December 31, 2022, KWD21.5 million (approximately $70.0 million) of this facility was drawn down.

iii.Letters of credit

As of December 31, 2022, IHS (Nigeria) has utilized $66.0 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and their interest rates range from 8.95% to 12.05%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.

As of December 31, 2022, INT Towers Limited has utilized $128.1 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and their interest rates range from 9.5% to 11.7%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.

As of December 31, 2022, ITNG Limited has utilized $1.0 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and incur interest at a rate of 12.05%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.

As of December 31, 2022, Global Independent Connect Limited has utilized $2.4 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and their interest rates range from 8.97% to 12.05%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.